Shareholder Report, Holdings (Details)	May 31, 2025
C000239891 | Global X India Active ETF8715007
Holdings [Line Items]
Percent of Total Investments	28.60%
C000239891 | Taiwan Semiconductor Manufacturing8714983
Holdings [Line Items]
Percent of Total Investments	13.40%
C000239891 | Global X Brazil Active ETF8715005
Holdings [Line Items]
Percent of Total Investments	7.30%
C000239891 | MediaTek8714979
Holdings [Line Items]
Percent of Total Investments	3.50%
C000239891 | Samsung Electronics8714911
Holdings [Line Items]
Percent of Total Investments	2.50%
C000239891 | HD Hyundai Electric8714927
Holdings [Line Items]
Percent of Total Investments	2.10%
C000239891 | Shinhan Financial Group8714936
Holdings [Line Items]
Percent of Total Investments	1.90%
C000239891 | ADNOC Drilling PJSC8714902
Holdings [Line Items]
Percent of Total Investments	1.70%
C000239891 | Saudi National Bank8714961
Holdings [Line Items]
Percent of Total Investments	1.70%
C000239891 | Al Rajhi Bank8714955
Holdings [Line Items]
Percent of Total Investments	1.60%
C000239891 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000239891 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000239891 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000239891 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000239891 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000239891 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000239891 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000239891 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000239891 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000239891 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000239891 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000239891 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000239894 | Taiwan Semiconductor Manufacturing8715156
Holdings [Line Items]
Percent of Total Investments	10.70%
C000239894 | Tencent Holdings8715068
Holdings [Line Items]
Percent of Total Investments	4.60%
C000239894 | MediaTek8715148
Holdings [Line Items]
Percent of Total Investments	4.20%
C000239894 | Alibaba Group Holding8715040
Holdings [Line Items]
Percent of Total Investments	3.40%
C000239894 | Kolmar Korea8715118
Holdings [Line Items]
Percent of Total Investments	3.10%
C000239894 | ICICI Bank8715150
Holdings [Line Items]
Percent of Total Investments	2.80%
C000239894 | Trip.com Group8715075
Holdings [Line Items]
Percent of Total Investments	2.40%
C000239894 | Xiaomi8715078
Holdings [Line Items]
Percent of Total Investments	2.40%
C000239894 | Meituan8715061
Holdings [Line Items]
Percent of Total Investments	2.20%
C000239894 | Apollo Hospitals Enterprise8715089
Holdings [Line Items]
Percent of Total Investments	2.20%
C000239894 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000239894 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000239894 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000239894 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000239894 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000239894 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000239894 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000239894 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000239894 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000239894 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000239894 | India
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000239894 | China
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000219481 | Eskom Holdings SOC8714102
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219481 | U.S. Treasury Notes8713747
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219481 | Argentine Republic Government International Bond8713767
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219481 | Peruvian Government International Bond8714017
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219481 | Republic of Poland Government International Bond8714034
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219481 | Abu Dhabi Government International Bond8713756
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219481 | Hungary Government International Bond8713871
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219481 | Brazilian Government International Bond8713776
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219481 | Petroleos Mexicanos8713961
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219481 | Saudi Government International Bond8714067
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219481 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219481 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219481 | Chile
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000219481 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219481 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219481 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219481 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219481 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219481 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219481 | Oman
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219481 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219481 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219481 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243178 | Petroleo Brasileiro8715204
Holdings [Line Items]
Percent of Total Investments	12.70%
C000243178 | Itau Unibanco Holding8715201
Holdings [Line Items]
Percent of Total Investments	11.00%
C000243178 | NU Holdings8715194
Holdings [Line Items]
Percent of Total Investments	10.60%
C000243178 | Vale8715209
Holdings [Line Items]
Percent of Total Investments	5.60%
C000243178 | Banco Bradesco8715235
Holdings [Line Items]
Percent of Total Investments	5.30%
C000243178 | Itausa8715243
Holdings [Line Items]
Percent of Total Investments	4.70%
C000243178 | Banco BTG Pactual8715212
Holdings [Line Items]
Percent of Total Investments	4.50%
C000243178 | WEG8715231
Holdings [Line Items]
Percent of Total Investments	4.30%
C000243178 | Centrais Eletricas Brasileiras8715238
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243178 | Localiza Rent a Car8715222
Holdings [Line Items]
Percent of Total Investments	3.40%
C000243178 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243178 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000243178 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243178 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000243178 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000243178 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000243178 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000243178 | Financials
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000243177 | HDFC Bank8715202
Holdings [Line Items]
Percent of Total Investments	9.10%
C000243177 | Reliance Industries8715185
Holdings [Line Items]
Percent of Total Investments	8.30%
C000243177 | ICICI Bank8715227
Holdings [Line Items]
Percent of Total Investments	7.50%
C000243177 | Infosys8715228
Holdings [Line Items]
Percent of Total Investments	5.60%
C000243177 | Axis Bank8715189
Holdings [Line Items]
Percent of Total Investments	5.30%
C000243177 | Larsen & Toubro8715206
Holdings [Line Items]
Percent of Total Investments	4.70%
C000243177 | Tata Consultancy Services8715218
Holdings [Line Items]
Percent of Total Investments	4.20%
C000243177 | United Spirits8715225
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243177 | Bharti Airtel8715192
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243177 | UltraTech Cement8715223
Holdings [Line Items]
Percent of Total Investments	3.40%
C000243177 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000243177 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000243177 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000243177 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243177 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243177 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243177 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000243177 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000243177 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243177 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243177 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%